UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03916
Name of Registrant: Vanguard Specialized Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: January 31
Date of reporting period: April 30, 2016
Item 1: Schedule of Investments

Vanguard Precious Metals and Mining Fund

Schedule of Investments
As of April 30, 2016

			Market
			Value
		Shares	($000)
	Common Stocks (98.5%)
	Diversified Metals & Mining (13.9%)
1	Nevsun Resources Ltd.	36,609,597	136,845
	BHP Billiton plc	4,276,176	58,432
*	Lundin Mining Corp.	12,932,010	50,813
^	Boliden AB	2,580,000	45,125
	BHP Billiton Ltd.	2,644,661	41,301
	Antofagasta plc	3,358,480	23,786
*	Balmoral Resources Ltd.	5,552,174	3,009
	*,^ Trevali Mining Corp.	4,050,000	2,001
	*,1 Aguia Resources Ltd.	23,529,412	1,886
			363,198
	Fertilizers & Agricultural Chemicals (0.9%)
	Potash Corp. of Saskatchewan Inc.	1,356,629	24,004

	Gold (57.4%)
	Goldcorp Inc. (New York Shares)	6,157,611	124,076
	Randgold Resources Ltd. ADR	1,162,627	116,844
	Agnico Eagle Mines Ltd. (New York Shares)	2,225,300	105,056
	Acacia Mining plc	20,100,627	103,180
	Franco-Nevada Corp.	1,397,403	98,042
	Newmont Mining Corp.	2,624,161	91,767
*	Kinross Gold Corp.	15,000,000	85,500
	*,^ B2Gold Corp.	37,190,786	82,564
	*,1 SEMAFO Inc.	16,874,948	75,182
	Yamana Gold Inc. (New York Shares)	15,081,888	74,655
	Barrick Gold Corp.	3,406,938	65,992
	Royal Gold Inc.	723,226	45,288
	Eldorado Gold Corp. (New York Shares)	10,364,400	43,634
	Agnico Eagle Mines Ltd.	814,545	38,504
	Yamana Gold Inc.	7,291,086	36,145
	*,^ Pretium Resources Inc.	3,965,862	32,639
	Alamos Gold Inc. (New York Shares)	4,342,744	31,268
	*,^,
	1 Premier Gold Mines Ltd.	10,004,859	29,902
	*,^ Asanko Gold Inc.	8,479,366	27,438
	*,1 Roxgold Inc.	25,375,000	26,898
	Alamos Gold Inc.	3,627,542	26,165
^	Osisko Gold Royalties Ltd.	1,634,820	21,890
*	Torex Gold Resources Inc.	10,753,987	19,113
*	Guyana Goldfields Inc.	3,019,501	17,520
*	Alacer Gold Corp.	5,752,073	15,587
	*,^ Kirkland Lake Gold Inc.	1,860,000	14,187
	*,^ Primero Mining Corp.	7,230,000	13,599
*	New Gold Inc.	1,931,074	9,076
*	Endeavour Mining Corp.	630,058	8,481
*	Gold Road Resources Ltd.	17,488,210	6,627
*	B2Gold Corp. (Toronto Shares)	1,860,800	4,138
	*,^ Continental Gold Inc.	1,700,000	3,753
	Goldcorp Inc.	183,500	3,697

	Eldorado Gold Corp.		710,600	2,996
*	Saracen Mineral Holdings Ltd.		2,589,666	2,107
*	Gold Road Resources Ltd.		4,204,546	1,582
*	Perseus Mining Ltd.		1,602,501	705
*	Osisko Gold Royalties Warrants Exp.02/26/2019		231,787	617
	Newmarket Gold		191,300	540
	*,1 Apex Minerals NL		55,654,166	—
				1,506,954
	Other (0.4%)
	Bunge Ltd.		124,712	7,795
	*,2 Barkerville Gold Mines Ltd. PP		6,387,000	2,611
*	Dalradian Resources Warrants Exp.10/07/2017		22,812,500	545
	*,2 Rescue Radio Corp.		15,955	—
				10,951
	Precious Metals & Minerals (14.9%)
1	Dominion Diamond Corp.		8,093,473	92,952
^	Tahoe Resources Inc. (New York Shares)		4,678,633	66,109
	*,^,
	1 Kaminak Gold Corp. Class A		29,665,853	46,105
	Fresnillo plc		2,637,666	42,996
*	Stillwater Mining Co.		3,173,012	38,711
	Tahoe Resources Inc.		2,689,463	37,983
^	Lucara Diamond Corp.		8,331,525	21,249
	*,1 Dalradian Resources Inc.		22,812,500	19,454
*	Mountain Province Diamonds Inc.		3,997,539	17,014
	Petra Diamonds Ltd.		5,437,777	9,395
				391,968
	Silver (8.6%)
	*,^,
	1 Hochschild Mining plc		50,864,763	116,135
	*,^ First Majestic Silver Corp.		4,513,000	48,018
*	Fortuna Silver Mines Inc.		6,326,871	40,492
	*,^ MAG Silver Corp.		1,424,523	18,483
*	Endeavour Silver Corp.		520,000	2,159
				225,287
	Specialty Chemicals (2.4%)
^	Umicore SA		773,783	38,627
	Johnson Matthey plc		554,463	23,435
				62,062
	Total Common Stocks (Cost $2,474,636)			2,584,424
	Precious Metals (0.1%)
*	Platinum Bullion (In Troy Ounces)		2,009	2,159
	Total Precious Metals (Cost $1,213)			2,159
		Coupon
	Temporary Cash Investment (7.7%)
	Money Market Fund (7.7%)
	[3,4] Vanguard Market Liquidity Fund (Cost
	$202,310)	0.495%	202,310,169	202,310
	Total Investments (106.3%) (Cost $2,678,159)			2,788,893
	Other Assets and Liabilities-Net (-6.3%)[4]			(164,617)
	Net Assets (100%)			2,624,276
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $139,192,000.

1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Restricted securities totaling $2,611,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $145,760,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the latest quoted bid prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Precious Metals and Mining Fund

The following table summarizes the market value of the fund's investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,065,948	518,476	—
Precious Metals	—	2,159	—
Temporary Cash Investments	202,310	—	—
Total	2,268,258	520,635	—

D. At April 30, 2016, the cost of investment securities for tax purposes was $2,840,532,000. Net unrealized depreciation of investment securities for tax purposes was $51,639,000, consisting of unrealized gains of $376,305,000 on securities that had risen in value since their purchase and $427,944,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Jan. 31, 2016		from		Capital Gain	April 30, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Aguia Resources Ltd.	1,818	—	—	—	—	1,886
Apex Minerals NL	—	—	—	—	—	—
Dalradian Resources Inc.	11,725	—	—	—	—	19,454
Dominion Diamond Corp.	86,371	—	—	—	—	92,952
Hochschild Mining plc	34,217	—	—	—	—	116,135
Kaminak Gold Corp. Class	15,418	4,225	—	—	—	46,105
A
Nevsun Resources Ltd.	102,912	—	4,221	1,245	—	136,845
Premier Gold Mines Ltd.	17,783	—	—	—	—	29,902
Roxgold Inc.	13,223	—	—	—	—	26,898
SEMAFO Inc.	39,824	3,091	—	—	—	75,182
Vanguard Market Liquidity	73,121	NA2	NA2	65	—	202,310
Fund
Total	396,412			1,310	—	747,669
1 Includes net realized gain (loss) on affiliated investment securities sold of $357,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes

Vanguard Health Care Fund

Schedule of Investments
As of April 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (96.9%)
United States (77.0%)
Biotechnology (13.7%)
*	Regeneron Pharmaceuticals Inc.	3,169,490	1,193,979
*,1	Incyte Corp.	16,227,748	1,172,779
*,1	Vertex Pharmaceuticals Inc.	12,914,741	1,089,229
*	Biogen Inc.	3,810,023	1,047,718
	Amgen Inc.	5,241,755	829,770
*,1	Alnylam Pharmaceuticals Inc.	8,512,270	570,663
*,1	Alkermes plc	8,603,676	341,996
*,^,1 Agios Pharmaceuticals Inc.		3,348,034	163,886
*,^,1 Prothena Corp. plc		2,150,294	92,871
*,^	Ironwood Pharmaceuticals Inc. Class A	4,522,387	47,259
			6,550,150
Food & Staples Retailing (1.3%)
	Walgreens Boots Alliance Inc.	8,048,160	638,058

Health Care Equipment & Supplies (11.2%)
	Medtronic plc	19,159,633	1,516,485
*	Boston Scientific Corp.	59,910,590	1,313,240
	St. Jude Medical Inc.	6,123,679	466,624
	Becton Dickinson and Co.	2,578,387	415,791
	Baxter International Inc.	9,361,980	413,987
	Abbott Laboratories	8,238,560	320,480
*	Intuitive Surgical Inc.	456,850	286,153
	Stryker Corp.	2,498,900	272,405
*	Hologic Inc.	6,806,800	228,640
	DENTSPLY SIRONA Inc.	1,904,590	113,513
			5,347,318
Health Care Providers & Services (19.5%)
	UnitedHealth Group Inc.	23,211,500	3,056,490
	McKesson Corp.	7,165,280	1,202,477
	Cigna Corp.	7,105,831	984,442
*	HCA Holdings Inc.	11,682,053	941,807
	Aetna Inc.	8,174,089	917,705
	Universal Health Services Inc. Class B	3,939,340	526,611
	Cardinal Health Inc.	6,385,231	500,985
	Anthem Inc.	3,517,033	495,093
*,1	Envision Healthcare Holdings Inc.	10,993,895	248,792
*	Acadia Healthcare Co. Inc.	1,806,200	114,134
*	WellCare Health Plans Inc.	1,189,900	107,079
*	Team Health Holdings Inc.	2,445,100	102,279
*	MEDNAX Inc.	805,600	57,431
*	Amsurg Corp.	376,000	30,448
*	LifePoint Health Inc.	341,100	23,045
*	Community Health Systems Inc. Rights Exp. 12/31/2099	18,834,700	113
			9,308,931
Health Care Technology (3.5%)
*,1	Cerner Corp.	16,949,730	951,558
*	IMS Health Holdings Inc.	9,956,380	265,238

*	athenahealth Inc.	1,883,780	251,108
*,1	Allscripts Healthcare Solutions Inc.	11,198,893	150,065
*,^	Inovalon Holdings Inc. Class A	2,748,060	46,992
			1,664,961
Life Sciences Tools & Services (2.9%)
	Thermo Fisher Scientific Inc.	4,315,800	622,554
*	Illumina Inc.	3,002,466	405,303
	Agilent Technologies Inc.	3,662,850	149,884
*	Quintiles Transnational Holdings Inc.	1,722,638	118,983
*	PAREXEL International Corp.	1,836,340	112,200
			1,408,924
Pharmaceuticals (24.9%)
	Bristol-Myers Squibb Co.	47,202,509	3,407,077
	Merck & Co. Inc.	47,813,900	2,622,114
*	Allergan plc	11,999,907	2,598,700
	Eli Lilly & Co.	25,959,710	1,960,737
*,1	Mylan NV	27,504,385	1,147,208
*,1	Medicines Co.	5,564,220	198,031
			11,933,867
Total United States			36,852,209
International (19.9%)
Belgium (1.7%)
1	UCB SA	10,697,204	802,393

Denmark (0.2%)
*	H Lundbeck A/S	3,563,634	119,072

Israel (0.7%)
	Teva Pharmaceutical Industries Ltd. ADR	6,356,700	346,122

Japan (8.4%)
	Shionogi & Co. Ltd.	16,638,054	849,242
	Eisai Co. Ltd.	12,938,875	800,913
	Astellas Pharma Inc.	39,888,000	537,794
	Takeda Pharmaceutical Co. Ltd.	9,376,600	447,844
	Chugai Pharmaceutical Co. Ltd.	13,139,400	442,807
	Ono Pharmaceutical Co. Ltd.	9,617,000	433,322
	Olympus Corp.	5,944,700	231,585
	Daiichi Sankyo Co. Ltd.	6,851,000	161,460
	Kyowa Hakko Kirin Co. Ltd.	6,291,000	111,842
			4,016,809
Switzerland (4.5%)
	Roche Holding AG	3,656,951	925,242
	Novartis AG	9,247,885	703,785
	Actelion Ltd.	2,530,590	410,158
	Roche Holding AG (Bearer)	376,066	96,410
			2,135,595
United Kingdom (4.4%)
	AstraZeneca plc	30,924,157	1,774,205
	Hikma Pharmaceuticals plc	6,461,134	208,312
	Smith & Nephew plc	8,976,157	152,005
			2,134,522
Total International			9,554,513
Total Common Stocks (Cost $29,548,347)			46,406,722

	Coupon
Temporary Cash Investments (3.2%)
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.495%		31,972,400	31,972

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (1.1%)
Bank of America Securities, LLC
(Dated 4/29/16, Repurchase Value
$39,001,000, collateralized by
Government National Mortgage Assn.
4.000%, 9/20/45, with a value of
$39,780,000)	0.300%	5/2/16	39,000	39,000
Bank of Nova Scotia
(Dated 4/29/16, Repurchase Value
$70,302,000, collateralized by U.S.
Treasury Note/Bond 1.250%-7.625%,
10/31/18-2/15/26, with a value of
$71,708,000)	0.270%	5/2/16	70,300	70,300
Barclays Capital Inc.
(Dated 4/29/16, Repurchase Value
$33,201,000, collateralized by U.S.
Treasury Note/Bond 3.625%-8.875%,
8/15/17-8/15/19, with a value of
$33,864,000)	0.280%	5/2/16	33,200	33,200
BNP Paribas Securities Corp.
(Dated 4/29/16, Repurchase Value
$38,401,000, collateralized by Federal
National Mortgage Assn. 2.500%-6.000%,
6/1/17-6/1/33, Government National
Mortgage Assn. 4.000%, 10/20/45, and
U.S. Treasury Note/Bond 0.000%-4.500%,
5/26/16-2/15/46, with a value of
$39,168,000)	0.300%	5/2/16	38,400	38,400
HSBC Bank USA
(Dated 4/29/16, Repurchase Value
$139,303,000, collateralized by Federal
National Mortgage Assn. 3.500%-5.000%,
7/1/37-3/1/46, with a value of
$142,091,000)	0.280%	5/2/16	139,300	139,300
RBC Capital Markets LLC
(Dated 4/29/16, Repurchase Value
$105,903,000, collateralized by Federal
Home Loan Mortgage Corp. 2.194%-
4.000%, 10/1/27-1/1/46, Federal National
Mortgage Assn. 2.072%-4.500%, 4/1/27-
5/1/46, and Government National
Mortgage Assn. 3.500%-4.000%, 9/20/45-
10/20/45, with a value of $108,018,000)	0.290%	5/2/16	105,900	105,900

	Wells Fargo & Co.
	(Dated 4/29/16, Repurchase Value
	$111,003,000, collateralized by Federal
	Home Loan Mortgage Corp. 2.500%-
	3.000%, 8/1/30-10/1/35, with a value of
	$113,220,000)	0.310%	5/2/16	111,000	111,000
					537,100
U.S. Government and Agency Obligations (1.6%)
4	Federal Home Loan Bank Discount Notes	0.335%	5/5/16	75,000	74,998
4	Federal Home Loan Bank Discount Notes	0.370%	5/10/16	121,100	121,093
4	Federal Home Loan Bank Discount Notes	0.372%	5/18/16	200,000	199,976
4	Federal Home Loan Bank Discount Notes	0.377%	5/20/16	80,000	79,990
4	Federal Home Loan Bank Discount Notes	0.380%-0.387%	6/8/16	50,000	49,986
4	Federal Home Loan Bank Discount Notes	0.386%	6/15/16	134,000	133,953
4	Federal Home Loan Bank Discount Notes	0.335%	7/20/16	73,050	72,997
4	Federal Home Loan Bank Discount Notes	0.335%	7/22/16	50,000	49,963
					782,956
Commercial Paper (0.4%)
	General Electric Capital Corp.	0.581%	6/1/16	50,000	49,981
	General Electric Capital Corp.	0.330%	5/4/16	50,000	49,998
5	The Coca-Cola Co.	0.471%-0.481%	5/26/16	75,000	74,979
					174,958
Total Temporary Cash Investments (Cost $1,526,929)					1,526,986
Total Investments (100.1%) (Cost $31,075,276)					47,933,708
Other Assets and Liabilities-Net (-0.1%)[3]					(56,272)
Net Assets (100%)					47,877,436

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,738,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $31,972,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors."
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired

Health Care Fund

over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	36,852,209	—	—
Common Stocks—International	346,122	9,208,391	—
Temporary Cash Investments	31,972	1,495,014	—
Total	37,230,303	10,703,405	—

E. At April 30, 2016, the cost of investment securities for tax purposes was $31,144,281,000. Net unrealized appreciation of investment securities for tax purposes was $16,789,427,000, consisting of unrealized gains of $17,823,459,000 on securities that had risen in value since their purchase and $1,034,032,000 in unrealized losses on securities that had fallen in value since their purchase.

Health Care Fund

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Jan. 31, 2016		from		Capital Gain	Apr. 30, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Agios Pharmaceuticals Inc.	107,433	29,244	—	—	—	163,886
Alkermes plc	260,756	14,598	—	—	—	341,996
Allscripts Healthcare	154,321	—	—	—	—	150,065
Solutions Inc.
Alnylam Pharmaceuticals	583,564	3,011	—	—	—	570,663
Inc.
Cerner Corp.	NA2	26,968	—	—	—	951,558
Envision Healthcare	NA2	40,130	—	—	—	248,792
Holdings Inc.
Incyte Corp.	953,139	177,331	—	—	—	1,172,779
Medicines Co.	192,299	—	—	—	—	198,031
Mylan NV	NA2	143,621	7,248	—	—	1,147,208
Prothena Corp. plc	NA2	17,203	—	—	—	92,871
UCB SA	914,626	—	—	11,453	—	802,393
Vanguard Market Liquidity	12,794	NA3	NA3	—	—	31,972
Fund
Vertex Pharmaceuticals Inc.	NA2	128,652	—	—	—	1,089,229
Total	3,178,932			11,453	—	6,961,443

1 Includes net realized gain (loss) on affiliated investment securities sold of $2,857,000.
2 Not applicable—at January 31, 2016, the issuer was not an affiliated company of the fund.
3 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Energy Fund

Schedule of Investments
As of April 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (95.3%)[1]
United States (65.2%)
Electric Utilities (1.0%)
OGE Energy Corp.	3,529,461	104,437

Energy Equipment & Services (8.9%)
Schlumberger Ltd.	4,553,821	365,854
Halliburton Co.	4,344,069	179,453
Baker Hughes Inc.	2,940,479	142,202
Patterson-UTI Energy Inc.	6,971,092	137,679
Ensco plc Class A	2,382,782	28,498
* SEACOR Holdings Inc.	373,003	21,921
* FMC Technologies Inc.	69,754	2,127
Core Laboratories NV	6,700	896
Helmerich & Payne Inc.	4,305	285
National Oilwell Varco Inc.	5,007	180
		879,095
Oil, Gas & Consumable Fuels (54.8%)
Exxon Mobil Corp.	10,491,019	927,406
Pioneer Natural Resources Co.	3,319,272	551,331
Chevron Corp.	4,738,928	484,224
EOG Resources Inc.	3,829,549	316,397
Hess Corp.	3,364,273	200,578
Occidental Petroleum Corp.	2,361,977	181,046
Energen Corp.	4,151,658	176,404
Cabot Oil & Gas Corp.	7,318,185	171,246
* Newfield Exploration Co.	4,658,334	168,865
EQT Corp.	2,335,779	163,738
QEP Resources Inc.	8,917,174	159,885
ConocoPhillips	3,143,339	150,220
* Concho Resources Inc.	1,224,733	142,277
Phillips 66	1,689,274	138,706
* Antero Resources Corp.	4,482,612	126,858
Marathon Oil Corp.	8,956,378	126,195
Anadarko Petroleum Corp.	2,391,807	126,192
* Diamondback Energy Inc.	1,436,393	124,363
Valero Energy Corp.	2,025,860	119,262
Spectra Energy Corp.	3,780,429	118,214
Marathon Petroleum Corp.	2,929,142	114,471
Kinder Morgan Inc.	6,040,245	107,275
Noble Energy Inc.	2,473,089	89,303
Cimarex Energy Co.	805,265	87,677
Devon Energy Corp.	1,674,308	58,065
Apache Corp.	885,197	48,155
Columbia Pipeline Group Inc.	1,817,600	46,567
* Continental Resources Inc.	1,216,701	45,334
* Cheniere Energy Inc.	976,600	37,970
^ CONSOL Energy Inc.	2,411,059	36,287
Targa Resources Corp.	890,616	36,034
* Rice Energy Inc.	1,821,512	31,530

* Cobalt International Energy Inc.	3,620,372	11,694
Tesoro Corp.	36,821	2,934
HollyFrontier Corp.	69,122	2,461
Williams Cos. Inc.	45,700	886
Murphy Oil Corp.	5,529	198
		5,430,248
Other (0.5%)
^,2 Vanguard Energy ETF	578,000	54,702

Semiconductors & Semiconductor Equipment (0.0%)
* First Solar Inc.	9,557	533

Total United States		6,469,015
International (30.1%)
Australia (1.1%)
Oil Search Ltd.	11,029,601	58,476
Santos Ltd.	13,388,970	48,234
Caltex Australia Ltd.	104,455	2,564
WorleyParsons Ltd.	267,339	1,405
Woodside Petroleum Ltd.	19,551	418
		111,097
Austria (0.0%)
OMV AG	78,864	2,373

Brazil (0.5%)
*,^ Petroleo Brasileiro SA ADR	6,012,539	46,357
* Petroleo Brasileiro SA	1,021,832	3,942
		50,299
Canada (7.6%)
Canadian Natural Resources Ltd. (New York Shares)	4,662,683	139,974
Suncor Energy Inc. (New York Shares)	4,653,390	136,670
TransCanada Corp. (New York Shares)	1,861,267	77,224
Cenovus Energy Inc. (New York Shares)	4,728,541	74,900
^ Crescent Point Energy Corp.	3,746,700	63,127
^ ARC Resources Ltd.	2,914,000	49,167
^ Keyera Corp.	1,417,800	45,663
*,^ Paramount Resources Ltd. Class A	4,489,470	32,668
Encana Corp. (New York Shares)	3,897,234	29,853
*,^ Seven Generations Energy Ltd. Class A	1,602,729	28,230
^ PrairieSky Royalty Ltd.	982,200	20,682
Cameco Corp.	1,510,098	18,891
Pembina Pipeline Corp.	489,800	14,713
Suncor Energy Inc.	159,502	4,682
Enbridge Inc.	85,518	3,552
Canadian Natural Resources Ltd.	92,497	2,778
Encana Corp.	350,179	2,679
TransCanada Corp.	52,896	2,197
Inter Pipeline Ltd.	69,159	1,479
Cenovus Energy Inc.	76,070	1,206
		750,335
Chile (0.0%)
Empresas COPEC SA	99,893	998

China (0.6%)
PetroChina Co. Ltd. ADR	636,058	46,470

Beijing Enterprises Holdings Ltd.	1,294,870	6,753
China Petroleum & Chemical Corp.	3,169,600	2,234
Kunlun Energy Co. Ltd.	1,980,000	1,719
Huaneng Renewables Corp. Ltd.	3,990,000	1,177
CNOOC Ltd.	823,717	1,017
GCL-Poly Energy Holdings Ltd.	5,776,000	861
PetroChina Co. Ltd.	560,000	410
China Longyuan Power Group Corp. Ltd.	433,000	300
Xinjiang Goldwind Science & Technology Co. Ltd.	167,200	275
		61,216
Colombia (0.5%)
Ecopetrol SA ADR	4,783,789	47,551

Denmark (0.0%)
Vestas Wind Systems A/S	56,780	4,064

Finland (0.0%)
Neste Oyj	69,447	2,225

France (2.9%)
^ TOTAL SA ADR	5,275,716	267,743
TOTAL SA	330,290	16,693
* Technip SA	44,677	2,618
		287,054
Greece (0.0%)
Motor Oil Hellas Corinth Refineries SA	20,083	229

Hungary (0.0%)
MOL Hungarian Oil & Gas plc	36,638	2,239

India (2.1%)
Reliance Industries Ltd.	7,816,124	115,549
Power Grid Corp. of India Ltd.	38,217,414	82,430
Indian Oil Corp. Ltd.	358,502	2,338
Bharat Petroleum Corp. Ltd.	156,695	2,308
Hindustan Petroleum Corp. Ltd.	160,250	2,012
		204,637
Israel (0.0%)
* Oil Refineries Ltd.	2,581,886	939

Italy (2.3%)
^ Eni SPA ADR	5,235,705	171,574
Tenaris SA ADR	1,822,700	49,340
Eni SPA	235,939	3,855
		224,769
Japan (0.6%)
Inpex Corp.	6,955,900	55,298
JX Holdings Inc.	728,900	3,133
TonenGeneral Sekiyu KK	235,000	2,226
Idemitsu Kosan Co. Ltd.	102,400	2,188
Cosmo Energy Holdings Co. Ltd.	152,300	1,932
		64,777

Malaysia (0.0%)
SapuraKencana Petroleum Bhd.	375,400	158

Norway (0.3%)
*,^ DNO ASA	18,136,636	20,838
Statoil ASA	164,755	2,900
*,^ Seadrill Ltd.	424,483	2,036
* Subsea 7 SA	215,901	1,981
		27,755
Poland (0.1%)
Polski Koncern Naftowy ORLEN SA	137,703	2,483
* Grupa Lotos SA	239,891	1,865
Polskie Gornictwo Naftowe i Gazownictwo SA	781,377	1,041
		5,389
Portugal (1.7%)
Galp Energia SGPS SA	12,302,456	169,030

Russia (2.6%)
Rosneft OAO GDR	28,526,417	156,556
Lukoil PJSC ADR	2,150,146	91,613
Gazprom PAO ADR	949,310	4,933
AK Transneft OAO Preference Shares	844	2,611
* Tatneft PAO ADR	71,907	2,267
Gazprom PAO	413,104	1,076
Bashneft PAO	21,629	962
Lukoil PJSC	16,448	699
Tatneft OAO	100,340	529
Rosneft OAO	60,170	326
		261,572
South Korea (0.1%)
SK Innovation Co. Ltd.	21,104	2,850
S-Oil Corp.	27,886	2,120
Doosan Heavy Industries & Construction Co. Ltd.	7,649	174
		5,144
Spain (0.0%)
Gamesa Corp. Tecnologica SA	79,623	1,573
* Repsol SA	13,534	178
		1,751
Taiwan (0.0%)
Formosa Petrochemical Corp.	879,000	2,493

Thailand (0.1%)
PTT PCL (Foreign)	235,000	2,041
* Thai Oil PCL	808,300	1,525
* PTT PCL	95,700	831
Thai Oil PCL (Foreign)	203,300	383
* PTT Exploration and Production PCL (Local)	175,800	378
		5,158
United Kingdom (7.0%)
Royal Dutch Shell plc ADR	8,464,656	447,696
BP plc ADR	5,970,863	200,502
BP plc	2,287,418	12,602
Royal Dutch Shell plc Class B	479,588	12,592
Royal Dutch Shell plc Class A	331,089	8,672
Royal Dutch Shell plc Class A (Amsterdam Shares)	247,382	6,535

Petrofac Ltd.			167,909	2,080
John Wood Group plc			191,053	1,748
				692,427
Total International				2,985,679
Total Common Stocks (Cost $7,106,420)				9,454,694

	Coupon
Temporary Cash Investments (7.6%)[1]
Money Market Fund (4.3%)
[3,4] Vanguard Market Liquidity Fund	0.495%		423,870,944	423,871

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (2.4%)
RBS Securities, Inc.
(Dated 4/29/16, Repurchase Value
$170,804,000 collateralized by U.S.
Treasury Note/Bond 0.750%-2.500%,
3/31/18-11/15/42, with a value of
$174,221,000)	0.280%	5/2/16	170,800	170,800
Societe Generale
(Dated 4/29/16, Repurchase Value
$67,502,000 collateralized by U.S. Treasury
Note/Bond 1.750%, 9/30/19, with a value of
$68,850,000)	0.290%	5/2/16	67,500	67,500
				238,300
U.S. Government and Agency Obligations (0.9%)
5 Federal Home Loan Bank Discount Notes	0.380%-0.387%	6/8/16	75,000	74,978
[5,6] Federal Home Loan Bank Discount Notes	0.352%	7/6/16	2,500	2,499
[5,6] Federal Home Loan Bank Discount Notes	0.350%	7/8/16	800	799
[5,6] Federal Home Loan Bank Discount Notes	0.335%	7/22/16	10,000	9,993
[5,6] Federal Home Loan Bank Discount Notes	0.476%	8/12/16	2,000	1,998
				90,267
Total Temporary Cash Investments (Cost $752,428)				752,438
Total Investments (102.9%) (Cost $7,858,848)				10,207,132
Other Assets and Liabilities-Net (-2.9%)[4]				(291,330)
Net Assets (100%)				9,915,802

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $245,990,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.0% and 5.9%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $267,829,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $7,594,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Energy Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Energy Fund

The following table summarizes the market value of the fund's investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	6,469,015	—	—
Common Stocks—International	2,032,508	953,171	—
Temporary Cash Investments	423,871	328,567	—
Futures Contracts—Liabilities[1]	(1,082)	—	—
Total	8,924,312	1,281,738	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	1,650	169,876	1,925

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At April 30, 2016, the cost of investment securities for tax purposes was $7,858,848,000. Net unrealized appreciation of investment securities for tax purposes was $2,348,284,000, consisting of unrealized gains of $2,943,069,000 on securities that had risen in value since their purchase and $594,785,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Fund

Schedule of Investments
As of April 30, 2016

			Market
			Value
		Shares	($000)
Real Estate Investment Trusts (99.9%)[1]
Diversified REITs (8.2%)
2	VEREIT Inc.	66,772,146	592,937
2	Duke Realty Corp.	25,475,154	557,142
2	WP Carey Inc.	7,318,189	447,068
2	Spirit Realty Capital Inc.	35,059,630	400,731
2	Liberty Property Trust	10,903,194	380,521
	Forest City Realty Trust Inc. Class A	16,542,586	343,755
2	STORE Capital Corp.	10,394,633	266,830
2	Gramercy Property Trust	31,009,693	262,652
2	NorthStar Realty Finance Corp.	13,942,591	178,326
2	Cousins Properties Inc.	15,047,380	155,740
2	Washington REIT	5,382,337	154,312
2	PS Business Parks Inc.	1,494,831	143,145
2	Lexington Realty Trust	15,626,928	137,204
2	Select Income REIT	4,945,814	114,496
2	Global Net Lease Inc.	12,464,931	105,578
2	American Assets Trust Inc.	2,509,299	99,544
	Empire State Realty Trust Inc.	4,764,258	88,186
2	Investors Real Estate Trust	9,299,646	55,984
2	First Potomac Realty Trust	4,281,172	36,005
2	Winthrop Realty Trust	2,296,848	29,216
2	Whitestone REIT	1,999,377	26,852
2	One Liberty Properties Inc.	991,800	23,228
2	RAIT Financial Trust	6,770,691	20,583
			4,620,035
Health Care REITs (12.2%)
2	Welltower Inc.	26,110,817	1,812,613
2	Ventas Inc.	24,568,953	1,526,223
2	HCP Inc.	34,312,913	1,160,806
2	Omega Healthcare Investors Inc.	13,800,875	466,055
2	Senior Housing Properties Trust	17,521,745	308,032
2	Healthcare Trust of America Inc. Class A	9,373,414	270,798
2	Medical Properties Trust Inc.	17,548,689	233,573
2	Healthcare Realty Trust Inc.	7,425,708	224,850
2	National Health Investors Inc.	2,633,171	179,293
2	Physicians Realty Trust	9,661,867	175,170
2	Care Capital Properties Inc.	6,183,224	164,907
2	LTC Properties Inc.	2,624,480	121,750
2	Sabra Health Care REIT Inc.	4,805,889	101,356
2	New Senior Investment Group Inc.	6,384,797	68,956
2	CareTrust REIT Inc.	4,208,685	53,534
2	Universal Health Realty Income Trust	938,776	51,257
			6,919,173
Hotel & Resort REITs (5.3%)
2	Host Hotels & Resorts Inc.	55,457,263	877,334
2	Hospitality Properties Trust	11,181,771	286,142
^,2 Apple Hospitality REIT Inc.		12,221,946	231,361
2	Sunstone Hotel Investors Inc.	15,938,351	204,170
2	LaSalle Hotel Properties	8,332,365	199,144

2	RLJ Lodging Trust	9,276,545	195,457
2	Ryman Hospitality Properties Inc.	3,405,601	175,491
2	Pebblebrook Hotel Trust	5,302,116	146,550
2	DiamondRock Hospitality Co.	14,811,586	131,971
2	Xenia Hotels & Resorts Inc.	7,827,615	120,389
2	Chesapeake Lodging Trust	4,401,778	108,416
2	Summit Hotel Properties Inc.	6,399,334	72,952
2	FelCor Lodging Trust Inc.	10,050,799	71,964
2	Chatham Lodging Trust	2,837,096	60,458
2	Hersha Hospitality Trust Class A	3,069,146	59,204
2	Ashford Hospitality Trust Inc.	7,082,598	39,592
2	Ashford Hospitality Prime Inc.	2,113,001	23,644
			3,004,239
Industrial REITs (4.7%)
2	Prologis Inc.	38,686,061	1,756,734
2	DCT Industrial Trust Inc.	6,516,923	263,088
2	First Industrial Realty Trust Inc.	8,621,560	197,779
2	EastGroup Properties Inc.	2,392,059	142,925
2	STAG Industrial Inc.	5,023,023	100,260
2	Rexford Industrial Realty Inc.	4,770,596	89,544
2	Terreno Realty Corp.	3,195,616	72,764
2	Monmouth Real Estate Investment Corp.	4,067,403	46,775
			2,669,869
Office REITs (12.6%)
2	Boston Properties Inc.	11,331,499	1,460,177
2	Vornado Realty Trust	12,520,181	1,198,557
2	SL Green Realty Corp.	7,356,528	773,024
2	Alexandria Real Estate Equities Inc.	5,349,247	497,213
2	Kilroy Realty Corp.	6,804,399	440,993
2	Douglas Emmett Inc.	10,288,537	333,863
2	Highwoods Properties Inc.	7,033,537	328,677
*,2 Equity Commonwealth		8,856,523	247,186
2	Piedmont Office Realty Trust Inc. Class A	10,736,193	213,758
2	Paramount Group Inc.	11,737,933	196,023
2	Columbia Property Trust Inc.	8,717,328	194,396
2	Brandywine Realty Trust	12,926,805	193,256
2	Corporate Office Properties Trust	6,975,002	179,118
2	Hudson Pacific Properties Inc.	5,612,574	164,168
2	Mack-Cali Realty Corp.	6,260,212	160,011
2	New York REIT Inc.	11,991,382	117,875
2	Parkway Properties Inc.	6,177,298	101,617
^,2 Government Properties Income Trust		5,247,988	99,292
2	Franklin Street Properties Corp.	6,652,956	70,654
2	NorthStar Realty Europe Corp.	4,669,299	55,705
2	Tier REIT Inc.	3,499,602	52,774
	Easterly Government Properties Inc.	1,074,822	19,830
			7,098,167
Residential REITs (15.7%)
2	Equity Residential	26,876,910	1,829,511
2	AvalonBay Communities Inc.	10,099,388	1,785,471
2	Essex Property Trust Inc.	4,872,366	1,074,113
2	UDR Inc.	19,332,674	675,097
2	Mid-America Apartment Communities Inc.	5,561,754	532,316
2	Camden Property Trust	6,408,934	517,393
2	Apartment Investment & Management Co. Class A	11,541,612	462,357
2	American Campus Communities Inc.	9,439,133	422,401

2	Equity LifeStyle Properties Inc.	5,908,880	404,699
2	Sun Communities Inc.	4,471,258	303,464
2	Post Properties Inc.	3,993,541	229,070
	American Homes 4 Rent Class A	12,541,009	198,399
2	Education Realty Trust Inc.	4,603,754	183,091
2	Monogram Residential Trust Inc.	11,678,333	118,302
	Colony Starwood Homes	3,035,299	73,970
2	Silver Bay Realty Trust Corp.	2,541,990	37,113
			8,846,767
Retail REITs (24.7%)
2	Simon Property Group Inc.	22,830,281	4,592,768
	General Growth Properties Inc.	42,324,374	1,186,352
2	Realty Income Corp.	18,416,568	1,090,261
2	Kimco Realty Corp.	30,495,822	857,543
2	Federal Realty Investment Trust	5,122,368	779,010
2	Macerich Co.	9,929,811	755,460
2	Regency Centers Corp.	6,947,658	512,042
2	National Retail Properties Inc.	10,046,632	439,641
2	DDR Corp.	22,711,663	397,454
	Brixmor Property Group Inc.	15,500,166	391,379
2	Weingarten Realty Investors	8,687,852	320,756
2	Taubman Centers Inc.	4,444,324	308,658
2	Retail Properties of America Inc.	17,506,591	279,930
2	Tanger Factory Outlet Centers Inc.	7,071,991	248,085
	Equity One Inc.	6,757,277	191,231
2	Urban Edge Properties	7,326,115	190,039
2	Acadia Realty Trust	5,092,694	171,624
2	Kite Realty Group Trust	6,033,126	164,282
2	CBL & Associates Properties Inc.	12,579,932	146,934
2	Retail Opportunity Investments Corp.	7,340,370	144,385
2	WP Glimcher Inc.	13,672,624	143,426
2	Pennsylvania REIT	5,105,165	117,112
2	Ramco-Gershenson Properties Trust	5,840,896	103,442
^,2 Seritage Growth Properties Class A		1,839,387	98,168
	Alexander's Inc.	169,536	64,876
2	Agree Realty Corp.	1,429,104	55,421
2	Rouse Properties Inc.	2,996,783	55,351
^	Saul Centers Inc.	938,460	49,907
2	Getty Realty Corp.	1,983,521	39,036
	Urstadt Biddle Properties Inc. Class A	1,898,118	39,025
2	Cedar Realty Trust Inc.	5,351,846	37,035
	Urstadt Biddle Properties Inc.	69,255	1,307
			13,971,940
Specialized REITs (16.5%)
2	Public Storage	10,859,804	2,658,589
2	Equinix Inc.	4,922,365	1,626,103
2	Digital Realty Trust Inc.	10,797,862	949,996
2	Extra Space Storage Inc.	8,653,752	735,136
2	Iron Mountain Inc.	18,246,710	666,552
2	Gaming and Leisure Properties Inc.	12,673,019	415,548
2	CubeSmart	12,729,773	376,929
2	Sovran Self Storage Inc.	2,878,367	305,740
2	EPR Properties	4,408,958	290,462
2	Corrections Corp. of America	8,649,189	263,108
2	CyrusOne Inc.	5,196,575	229,325
2	DuPont Fabros Technology Inc.	5,406,039	215,269

2	GEO Group Inc.			5,508,400	176,434
2	QTS Realty Trust Inc. Class A			3,452,269	167,159
2	CoreSite Realty Corp.			2,222,911	166,563
2	Four Corners Property Trust Inc.			4,194,157	74,446
					9,317,359
Total Real Estate Investment Trusts (Cost $47,904,488)					56,447,549
		Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[3,4] Vanguard Market Liquidity Fund		0.495%		133,281,313	133,281

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	Federal Home Loan Bank Discount Notes	0.375%	6/1/16	2,100	2,100
	United States Treasury Bill	0.391%	8/4/16	3,100	3,098
					5,198
Total Temporary Cash Investments (Cost $138,477)					138,479
Total Investments (100.2%) (Cost $48,042,965)					56,586,028
Other Assets and Liabilities-Net (-0.2%)[4]					(92,652)
Net Assets (100%)					56,493,376

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $43,906,000.
* Non-income-producing security.
1 The fund invests a portion of its assets in Real Estate Investment Trusts through the use of swap contracts. After giving effect to swap investments, the fund's effective Real Estate Investment Trust and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $46,122,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

REIT Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Real Estate Investment Trusts	56,447,549	—	—
Temporary Cash Investments	133,281	5,198	—
Swap Contracts—Assets	—	748	—
Total	56,580,830	5,946	—

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At April 30, 2016, the fund had the following open total return swap contracts:

REIT Index Fund

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Empire State Reality Trust Inc.	5/11/16	GSBUSA	63,430	(0.439%)	748
GSBUSA—Goldman Sachs Bank USA.

At April 30, 2016, the counterparty had deposited in segregated accounts securities with a value of $1,116,000 in connection with amounts due to the fund for open swap contracts.

D. At April 30, 2016, the cost of investment securities for tax purposes was $48,042,965,000. Net unrealized appreciation of investment securities for tax purposes was $8,543,063,000, consisting of unrealized gains of $10,085,587,000 on securities that had risen in value since their purchase and $1,542,524,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31,		Proceeds			April 30,
	2016		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Acadia Realty Trust	170,801	9,798	6,817	939	318	171,624
Agree Realty Corp.	52,050	2,456	1,708	538	—	55,421
Alexandria Real Estate Equities
Inc.	416,568	26,291	18,276	3,209	627	497,213
American Assets Trust Inc.	91,654	5,074	2,825	498	9	99,544
American Campus Communities
Inc.	344,896	71,585	17,259	1,801	892	422,401
American Homes 4 Rent Class A	183,983	9,913	41,463	340	0	NA1
American Residential Properties
Inc.	37,742	330	262	—	—	—
Apartment Investment &
Management Co. Class A	445,234	26,035	18,876	614	3,137	462,357
Apple Hospitality REIT Inc.	221,790	12,879	10,798	3,311	158	231,361
Ashford Hospitality Prime Inc.	22,738	1,062	554	207	—	23,644
Ashford Hospitality Trust Inc.	38,693	1,867	1,113	—	74	39,592
AvalonBay Communities Inc.	1,658,413	135,709	58,568	8,393	5,072	1,785,471
Boston Properties Inc.	1,298,614	77,818	57,463	6,048	1,226	1,460,177
Brandywine Realty Trust	167,964	8,977	10,668	1,380	172	193,256
Camden Property Trust	482,237	29,091	21,436	2,681	2,066	517,393
Campus Crest Communities Inc.	32,564	227	33,252	—	—	NA1
Care Capital Properties Inc.	181,040	8,774	5,128	3,444	—	164,907

REIT Index Fund

CareTrust REIT Inc.	34,305	11,477	1,441	639	—	53,534
CBL & Associates Properties Inc.	133,340	8,089	5,931	3,286	—	146,934
Cedar Realty Trust Inc.	37,071	1,705	982	17	—	37,035
Chatham Lodging Trust	52,607	2,525	1,509	562	18	60,458
Chesapeake Lodging Trust	109,064	6,040	4,423	1,679	—	108,416
Columbia Property Trust Inc.	192,576	10,376	8,741	1,733	—	194,396
CoreSite Realty Corp.	140,593	8,380	6,264	1,164	—	166,563
Corporate Office Properties Trust	153,354	9,932	7,290	1,103	572	179,118
Corrections Corp. of America	245,510	15,099	10,827	3,717	—	263,108
Cousins Properties Inc.	129,102	8,020	6,941	1,193	3	155,740
CubeSmart	385,206	26,152	12,837	2,216	439	376,929
CyrusOne Inc.	168,756	32,823	8,147	1,026	—	229,325
DCT Industrial Trust Inc.	230,020	13,855	10,216	1,779	55	263,088
DDR Corp.	383,192	21,890	16,243	776	208	397,454
DiamondRock Hospitality Co.	121,225	7,643	5,481	1,487	177	131,971
Digital Realty Trust Inc.	791,470	103,554	29,294	8,378	979	949,996
Douglas Emmett Inc.	299,109	16,967	11,720	738	—	333,863
Duke Realty Corp.	505,731	31,037	22,930	1,746	2,669	557,142
DuPont Fabros Technology Inc.	157,777	33,330	7,822	2,515	—	215,269
EastGroup Properties Inc.	125,524	7,605	5,138	1,309	40	142,925
Education Realty Trust Inc.	177,424	10,342	7,682	1,460	1	183,091
EPR Properties	252,113	22,082	9,107	1,988	—	290,462
Equinix Inc.	1,507,139	87,127	64,590	8,442	—	1,626,103
Equity Commonwealth	241,186	12,631	15,420	—	—	247,186
Equity LifeStyle Properties Inc.	384,029	23,584	17,421	2,224	240	404,699
Equity Residential	2,042,285	108,738	80,682	141,693	81,724	1,829,511
Essex Property Trust Inc.	1,019,484	61,463	40,850	6,330	1,369	1,074,113
Extra Space Storage Inc.	770,152	43,565	28,636	4,648	21	735,136
Federal Realty Investment Trust	758,676	44,480	30,002	4,687	63	779,010
FelCor Lodging Trust Inc.	68,987	3,577	2,417	201	—	71,964
First Industrial Realty Trust Inc.	165,937	20,154	7,380	1,369	164	197,779
First Potomac Realty Trust	41,900	1,504	1,496	294	41	36,005
Four Corners Property Trust Inc.	—	72,876	1,469	971	—	74,446
Franklin Street Properties Corp.	64,052	2,997	2,040	911	49	70,654
Gaming and Leisure Properties
Inc.	173,869	198,308	6,345	3,536	95	415,548
GEO Group Inc.	160,673	9,831	7,155	2,487	—	176,434
Getty Realty Corp.	34,742	1,871	1,071	367	121	39,036
Global Net Lease Inc.	86,098	5,428	3,970	1,726	—	105,578
Government Properties Income
Trust	71,036	4,113	2,811	1,362	189	99,292
Gramercy Property Trust	223,553	13,875	10,214	3,369	—	262,652

REIT Index Fund

HCP Inc.	1,209,735	62,767	41,564	17,490	818	1,160,806
Healthcare Realty Trust Inc.	212,202	49,376	34,650	841	393	224,850
Healthcare Trust of America Inc.
Class A	259,182	14,988	11,108	2,153	—	270,798
Hersha Hospitality Trust Class A	54,991	3,221	4,371	792	—	59,204
Highwoods Properties Inc.	289,601	19,029	10,344	2,328	393	328,677
Hospitality Properties Trust	260,007	15,938	11,587	5,282	—	286,142
Host Hotels & Resorts Inc.	756,975	49,389	35,588	8,284	2,670	877,334
Hudson Pacific Properties Inc.	140,618	8,755	6,433	585	—	164,168
Inland Real Estate Corp.	70,486	1,647	71,409	599	—	NA1
Investors Real Estate Trust	59,539	2,822	1,620	358	151	55,984
Iron Mountain Inc.	401,371	148,146	19,007	6,756	—	666,552
Kilroy Realty Corp.	374,829	22,399	16,610	1,542	240	440,993
Kimco Realty Corp.	817,371	47,773	34,998	2,096	3,773	857,543
Kite Realty Group Trust	160,639	3,183	3,942	1,497	—	164,282
LaSalle Hotel Properties	182,397	11,168	8,471	3,662	41	199,144
Lexington Realty Trust	113,445	6,926	5,497	1,331	18	137,204
Liberty Property Trust	319,745	18,871	18,170	3,699	1,156	380,521
LTC Properties Inc.	112,602	7,923	3,622	1,091	104	121,750
Macerich Co.	763,505	43,847	32,896	3,211	3,107	755,460
Mack-Cali Realty Corp.	128,020	7,623	5,268	691	73	160,011
Medical Properties Trust Inc.	187,231	13,242	6,696	2,862	74	233,573
Mid-America Apartment
Communities Inc.	514,589	30,546	22,529	4,242	236	532,316
Monmouth Real Estate Investment
Corp.	41,025	2,017	1,100	217	45	46,775
Monogram Residential Trust Inc.	100,378	6,004	4,295	865	—	118,302
National Health Investors Inc.	157,530	9,459	6,962	—	200	179,293
National Retail Properties Inc.	420,011	26,856	14,699	3,397	38	439,641
New Senior Investment Group Inc.	57,894	2,819	1,944	1,089	—	68,956
New York REIT Inc.	121,559	6,310	4,590	454	9	117,875
NorthStar Realty Europe Corp.	39,755	6,102	1,389	666	—	55,705
NorthStar Realty Finance Corp.	157,525	14,114	5,638	3,641	—	178,326
Omega Healthcare Investors Inc.	426,777	26,854	15,109	5,693	—	466,055
One Liberty Properties Inc.	19,954	1,014	374	220	179	23,228
Paramount Group Inc.	189,849	10,125	7,534	773	—	196,023
Parkway Properties Inc.	82,026	4,161	2,832	646	50	101,617
Pebblebrook Hotel Trust	127,666	7,938	5,793	1,990	—	146,550
Pennsylvania REIT	98,553	5,744	4,145	47	—	117,112
Physicians Realty Trust	131,251	42,096	6,121	1,336	—	175,170
Piedmont Office Realty Trust Inc.
Class A	203,823	10,400	15,126	965	528	213,758
Post Properties Inc.	227,617	12,655	11,219	614	1,240	229,070

REIT Index Fund

Prologis Inc.	1,505,298	91,448	66,455	4,284	11,746	1,756,734
PS Business Parks Inc.	127,430	7,998	5,616	1,105	—	143,145
Public Storage	2,712,576	159,782	114,649	18,202	—	2,658,589
QTS Realty Trust Inc. Class A	130,933	34,442	5,866	1,021	—	167,159
RAIT Financial Trust	16,910	819	335	249	107	20,583
Ramco-Gershenson Properties
Trust	98,454	5,460	4,012	1,049	31	103,442
Realty Income Corp.	953,458	114,275	35,238	3,921	—	1,090,261
Regency Centers Corp.	495,998	28,902	21,464	2,741	308	512,042
Retail Opportunity Investments
Corp.	132,869	7,395	4,348	762	55	144,385
Retail Properties of America Inc.	267,703	15,260	11,270	1,753	—	279,930
Rexford Industrial Realty Inc.	50,087	32,016	2,716	536	11	89,544
RLJ Lodging Trust	174,044	9,811	14,593	3,023	—	195,457
Rouse Properties Inc.	51,719	2,416	1,660	—	—	55,351
Ryman Hospitality Properties Inc.	157,637	9,702	7,189	2,372	100	175,491
Sabra Health Care REIT Inc.	87,029	5,105	3,755	827	43	101,356
Select Income REIT	92,154	5,825	4,184	2,051	370	114,496
Senior Housing Properties Trust	250,111	16,637	12,063	3,809	286	308,032
Seritage Growth Properties Class
A	70,269	4,424	2,674	454	—	98,168
Silver Bay Realty Trust Corp.	34,765	1,803	1,058	—	—	37,113
Simon Property Group Inc.	4,193,915	256,172	188,314	34,999	975	4,592,768
SL Green Realty Corp.	700,929	38,999	29,190	2,602	2,629	773,024
Sovran Self Storage Inc.	319,859	18,212	13,439	2,736	—	305,740
Spirit Realty Capital Inc.	336,675	48,086	15,049	3,495	522	400,731
STAG Industrial Inc.	83,885	4,346	2,983	537	12	100,260
STORE Capital Corp.	—	126,284	7,760	2,069	—	266,830
Summit Hotel Properties Inc.	63,978	3,287	2,140	321	—	72,952
Sun Communities Inc.	252,039	58,758	11,406	993	503	303,464
Sunstone Hotel Investors Inc.	185,934	12,313	8,409	648	139	204,170
Tanger Factory Outlet Centers Inc.	223,094	13,815	10,122	1,751	22	248,085
Taubman Centers Inc.	314,608	17,054	15,887	2,323	—	308,658
Terreno Realty Corp.	66,683	7,529	2,355	566	—	72,764
Tier REIT Inc.	48,720	6,375	1,462	622	—	52,774
UDR Inc.	678,523	39,730	29,137	3,669	1,583	675,097
Universal Health Realty Income
Trust	46,780	2,304	1,267	511	82	51,257
Urban Edge Properties	175,563	10,090	7,464	1,442	—	190,039
Vanguard Market Liquidity Fund	229,188	NA2	NA2	45	—	133,281
Ventas Inc.	1,331,908	83,462	53,026	16,984	574	1,526,223
VEREIT Inc.	507,748	32,003	23,635	8,338	730	592,937
Vornado Realty Trust	1,091,975	64,208	47,256	7,796	—	1,198,557

REIT Index Fund

Washington REIT	125,120	17,714	5,554	898	39	154,312
Weingarten Realty Investors	298,894	18,020	13,340	2,044	1,035	320,756
Welltower Inc.	1,593,124	98,783	63,992	19,019	2,850	1,812,613
Whitestone REIT	21,604	1,112	622	192	67	26,852
Winthrop Realty Trust	29,655	1,304	694	—	—	29,216
WP Carey Inc.	420,341	24,831	18,376	6,836	37	447,068
WP Glimcher Inc.	122,417	6,706	4,881	3,332	—	143,426
Xenia Hotels & Resorts Inc.	112,932	6,470	4,748	2,126	—	120,389
	49,463,656			527,589	143,380	53,932,613
1 Not applicable--at April 30, 2016, the issuer was not an affiliated company of the fund.
2 Not applicable--purchases and sales are for temporary cash investment purposes.

Vanguard Dividend Growth Fund

Schedule of Investments
As of April 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (96.5%)
Consumer Discretionary (12.1%)
NIKE Inc. Class B	14,219,133	838,076
TJX Cos. Inc.	9,098,523	689,850
McDonald's Corp.	4,995,640	631,899
Lowe's Cos. Inc.	7,455,340	566,755
VF Corp.	6,691,300	421,886
Walt Disney Co.	3,644,564	376,338
		3,524,804
Consumer Staples (17.1%)
Costco Wholesale Corp.	5,423,610	803,399
Colgate-Palmolive Co.	10,986,781	779,183
Coca-Cola Co.	15,466,885	692,917
PepsiCo Inc.	5,486,299	564,869
CVS Health Corp.	5,482,030	550,944
Procter & Gamble Co.	6,801,812	544,961
Walgreens Boots Alliance Inc.	6,784,929	537,909
Diageo plc	18,588,954	502,575
		4,976,757
Energy (3.2%)
Schlumberger Ltd.	5,838,536	469,068
Exxon Mobil Corp.	5,160,320	456,172
		925,240
Financials (14.8%)
Marsh & McLennan Cos. Inc.	12,632,771	797,760
Chubb Ltd.	6,593,917	777,159
PNC Financial Services Group Inc.	6,819,855	598,647
Wells Fargo & Co.	11,905,668	595,045
American Express Co.	8,335,876	545,416
BlackRock Inc.	1,478,177	526,719
Public Storage	1,854,819	454,078
		4,294,824
Health Care (17.5%)
Medtronic plc	10,302,719	815,460
UnitedHealth Group Inc.	5,554,968	731,478
Johnson & Johnson	6,489,101	727,298
Merck & Co. Inc.	13,035,518	714,868
Cardinal Health Inc.	8,695,702	682,265
Amgen Inc.	3,706,222	586,695
Roche Holding AG	2,007,019	507,794
McKesson Corp.	1,828,283	306,823
		5,072,681
Industrials (18.3%)
United Parcel Service Inc. Class B	8,572,023	900,662
Honeywell International Inc.	6,957,874	795,076
Lockheed Martin Corp.	3,133,544	728,173
Canadian National Railway Co. (Toronto Shares)	11,554,075	711,459
Union Pacific Corp.	8,093,886	706,030
United Technologies Corp.	6,372,329	665,080

Northrop Grumman Corp.			2,135,003	440,366
General Dynamics Corp.			2,701,949	379,678
				5,326,524
Information Technology (9.7%)
Microsoft Corp.			16,997,115	847,646
Accenture plc Class A			6,195,123	699,553
Automatic Data Processing Inc.			7,900,110	698,686
Oracle Corp.			13,956,023	556,287
				2,802,172
Materials (3.8%)
Praxair Inc.			6,257,101	734,959
Ecolab Inc.			3,183,807	366,074
				1,101,033
Total Common Stocks (Cost $20,905,383)				28,024,035
Temporary Cash Investments (3.6%)
			Face
		Maturity	Amount
	Coupon	Date	($000)
Repurchase Agreements (3.3%)
RBS Securities, Inc.
(Dated 04/29/16, Repurchase Value
$630,515,000, collateralized by U.S.
Treasury Note/Bond, 0.084%-8.750%,
4/30/16-11/15/45, with a value of
$643,115,000)	0.280%	5/2/16	630,500	630,500
Societe Generale
(Dated 4/29/16, Repurchase Value
$307,507,000, collateralized by U.S.
Treasury Note/Bond, 0.000%-2.250%,
2/2/17-4/30/21, with a value of
$313,650,000)	0.290%	5/2/16	307,500	307,500
				938,000
U.S. Government and Agency Obligations (0.3%)
1 Federal Home Loan Bank Discount Notes	0.350%	7/8/16	96,000	95,941
Total Temporary Cash Investments (Cost $1,033,936)				1,033,941
Total Investments (100.1%) (Cost $21,939,319)				29,057,976
Other Assets and Liabilities-Net (-0.1%)				(26,943)
Net Assets (100%)				29,031,033

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Temporary cash investments

Dividend Growth Fund

acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2016, based on the inputs used to value them:

	Level 2	Level 3
Investments	) ($000)	($000)
Common Stocks	1,010,369	—
Temporary Cash Investments	1,033,941	—
Total	2,044,310	—

E. At April 30, 2016, the cost of investment securities for tax purposes was $21,939,319,000. Net unrealized appreciation of investment securities for tax purposes was $7,118,657,000, consisting of unrealized gains of $7,328,872,000 on securities that had risen in value since their purchase and $210,215,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund

Schedule of Investments
As of April 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (4.4%)
Ecolab Inc.	1,925,449	221,388
Praxair Inc.	1,852,743	217,623
Air Products & Chemicals Inc.	1,402,770	204,650
PPG Industries Inc.	1,734,990	191,526
International Flavors & Fragrances Inc.	521,937	62,356
Albemarle Corp.	729,804	48,284
RPM International Inc.	864,098	43,663
Westlake Chemical Corp.	846,576	42,490
Royal Gold Inc.	424,594	26,588
Sensient Technologies Corp.	292,420	19,665
HB Fuller Co.	325,023	14,535
Stepan Co.	145,073	8,891
		1,101,659
Consumer Goods (22.7%)
Coca-Cola Co.	22,006,040	985,871
PepsiCo Inc.	9,401,382	967,966
NIKE Inc. Class B	8,780,135	517,501
Reynolds American Inc.	9,283,917	460,482
Colgate-Palmolive Co.	5,806,673	411,809
Kimberly-Clark Corp.	2,347,425	293,874
Monsanto Co.	2,863,687	268,270
General Mills Inc.	3,859,372	236,734
Kellogg Co.	2,277,915	174,967
VF Corp.	2,772,566	174,810
Archer-Daniels-Midland Co.	3,862,344	154,262
Hormel Foods Corp.	3,436,785	132,488
Stanley Black & Decker Inc.	991,028	110,916
Clorox Co.	842,037	105,448
JM Smucker Co.	778,511	98,855
Genuine Parts Co.	972,652	93,346
Church & Dwight Co. Inc.	843,714	78,212
Brown-Forman Corp. Class B	759,878	73,192
McCormick & Co. Inc.	750,364	70,369
Hasbro Inc.	811,492	68,685
Bunge Ltd.	916,723	57,295
Leggett & Platt Inc.	882,822	43,514
Polaris Industries Inc.	422,597	41,364
Flowers Foods Inc.	1,381,224	26,464
Lancaster Colony Corp.	177,923	20,728
J&J Snack Foods Corp.	121,657	12,303
^ Tootsie Roll Industries Inc.	249,343	8,887
Andersons Inc.	182,559	6,118
		5,694,730
Consumer Services (18.5%)
McDonald's Corp.	5,864,386	741,786
CVS Health Corp.	7,144,894	718,062
Walgreens Boots Alliance Inc.	7,016,480	556,267
Lowe's Cos. Inc.	5,919,001	449,963

Costco Wholesale Corp.	2,860,533	423,731
TJX Cos. Inc.	4,354,914	330,190
Target Corp.	3,917,073	311,407
Yum! Brands Inc.	2,658,523	211,512
Sysco Corp.	3,672,648	169,199
Cardinal Health Inc.	2,141,860	168,050
Ross Stores Inc.	2,633,970	149,557
AmerisourceBergen Corp. Class A	1,336,264	113,716
Best Buy Co. Inc.	2,105,777	67,553
Tiffany & Co.	833,879	59,497
FactSet Research Systems Inc.	267,943	40,392
Rollins Inc.	1,422,491	38,222
Casey's General Stores Inc.	253,719	28,417
John Wiley & Sons Inc. Class A	316,148	15,678
Monro Muffler Brake Inc.	209,491	14,501
Aaron's Inc.	472,306	12,379
Matthews International Corp. Class A	214,807	11,308
International Speedway Corp. Class A	174,149	5,832
		4,637,219
Financials (7.8%)
Chubb Ltd.	3,002,862	353,917
Travelers Cos. Inc.	1,918,711	210,866
Aflac Inc.	2,731,492	188,391
* S&P Global Inc.	1,725,429	184,362
Franklin Resources Inc.	3,854,833	143,939
T. Rowe Price Group Inc.	1,614,098	121,525
Ameriprise Financial Inc.	1,099,070	105,401
Cincinnati Financial Corp.	1,068,687	70,544
SEI Investments Co.	1,064,488	51,181
Torchmark Corp.	789,026	45,677
WR Berkley Corp.	797,425	44,656
American Financial Group Inc.	562,962	38,906
Assurant Inc.	421,226	35,623
Axis Capital Holdings Ltd.	617,237	32,880
Brown & Brown Inc.	901,526	31,653
RenaissanceRe Holdings Ltd.	280,536	31,114
Commerce Bancshares Inc.	630,073	29,500
Erie Indemnity Co. Class A	300,399	28,355
Eaton Vance Corp.	751,385	25,945
^ BOK Financial Corp.	429,736	25,861
Bank of the Ozarks Inc.	589,462	24,345
Prosperity Bancshares Inc.	454,173	23,967
Hanover Insurance Group Inc.	278,624	23,895
UMB Financial Corp.	322,055	17,955
RLI Corp.	283,303	17,616
Community Bank System Inc.	285,457	11,296
American Equity Investment Life Holding Co.	531,081	7,435
Tompkins Financial Corp.	97,678	6,382
BancFirst Corp.	101,674	6,341
Infinity Property & Casualty Corp.	72,238	5,791
1st Source Corp.	167,761	5,778
		1,951,097
Health Care (11.6%)
Johnson & Johnson	9,021,188	1,011,095
Medtronic plc	9,146,063	723,911
Abbott Laboratories	9,582,441	372,757

Stryker Corp.	2,426,068	264,466
Becton Dickinson and Co.	1,377,600	222,152
CR Bard Inc.	479,610	101,759
Perrigo Co. plc	931,218	90,021
STERIS plc	558,769	39,488
West Pharmaceutical Services Inc.	470,305	33,486
Healthcare Services Group Inc.	469,261	17,761
Owens & Minor Inc.	407,584	14,832
National HealthCare Corp.	97,860	6,307
Atrion Corp.	11,821	4,696
		2,902,731
Industrials (23.8%)
3M Co.	3,935,413	658,709
United Technologies Corp.	5,440,442	567,819
Lockheed Martin Corp.	1,986,982	461,735
Accenture plc Class A	4,084,145	461,182
FedEx Corp.	1,792,790	296,008
General Dynamics Corp.	2,023,913	284,400
Automatic Data Processing Inc.	2,975,446	263,148
Illinois Tool Works Inc.	2,366,132	247,308
Raytheon Co.	1,944,863	245,733
Northrop Grumman Corp.	1,176,921	242,752
Norfolk Southern Corp.	1,939,332	174,753
Sherwin-Williams Co.	600,199	172,443
CSX Corp.	6,265,085	170,849
Waste Management Inc.	2,898,700	170,415
Roper Technologies Inc.	657,367	115,756
Republic Services Inc. Class A	2,243,239	105,589
Parker-Hannifin Corp.	878,691	101,946
WW Grainger Inc.	401,534	94,168
Fastenal Co.	1,876,477	87,800
L-3 Communications Holdings Inc.	506,265	66,589
Dover Corp.	1,008,069	66,230
CH Robinson Worldwide Inc.	931,863	66,134
Cintas Corp.	703,243	63,137
JB Hunt Transport Services Inc.	733,568	60,798
Expeditors International of Washington Inc.	1,184,287	58,752
Valspar Corp.	513,788	54,816
Carlisle Cos. Inc.	417,414	42,535
Jack Henry & Associates Inc.	513,123	41,578
AO Smith Corp.	485,921	37,523
Robert Half International Inc.	852,631	32,664
AptarGroup Inc.	408,697	31,061
Bemis Co. Inc.	615,812	30,901
Toro Co.	357,180	30,878
Lincoln Electric Holdings Inc.	459,845	28,818
Nordson Corp.	370,800	28,451
Donaldson Co. Inc.	862,941	28,201
Graco Inc.	358,634	28,113
MSC Industrial Direct Co. Inc. Class A	313,738	24,315
Ryder System Inc.	347,658	23,961
ITT Corp.	581,699	22,320
Crane Co.	378,620	21,040
Valmont Industries Inc.	148,113	20,792
Silgan Holdings Inc.	392,607	19,921
Regal Beloit Corp.	290,201	18,695
CLARCOR Inc.	315,257	18,528

ABM Industries Inc.			363,864	11,706
MSA Safety Inc.			243,273	11,699
Franklin Electric Co. Inc.			301,770	9,533
G&K Services Inc. Class A			129,382	9,141
Badger Meter Inc.			94,595	6,747
Tennant Co.			115,033	6,144
^ Lindsay Corp.			72,176	5,519
Gorman-Rupp Co.			168,917	4,779
Cass Information Systems Inc.			73,356	3,629
Mesa Laboratories Inc.			23,734	2,392
				5,960,553
Oil & Gas (1.2%)
EOG Resources Inc.			3,576,698	295,507

Technology (7.0%)
Microsoft Corp.			18,654,073	930,279
Texas Instruments Inc.			6,538,543	372,958
Analog Devices Inc.			2,016,575	113,574
Xilinx Inc.			1,662,100	71,603
Linear Technology Corp.			1,556,313	69,225
Maxim Integrated Products Inc.			1,862,291	66,521
Harris Corp.			810,779	64,870
Microchip Technology Inc.			1,325,028	64,383
				1,753,413
Telecommunications (0.1%)
Telephone & Data Systems Inc.			660,667	19,536
Atlantic Tele-Network Inc.			104,566	7,519
				27,055
Utilities (2.8%)
NextEra Energy Inc.			2,995,939	352,262
Edison International			2,118,930	149,830
Atmos Energy Corp.			664,181	48,186
UGI Corp.			1,118,073	44,991
Aqua America Inc.			1,151,027	36,442
WGL Holdings Inc.			323,930	21,992
New Jersey Resources Corp.			558,428	19,925
MGE Energy Inc.			225,498	11,241
American States Water Co.			237,740	9,911
California Water Service Group			311,772	8,708
Chesapeake Utilities Corp.			99,559	5,926
SJW Corp.			133,191	4,583
Connecticut Water Service Inc.			72,337	3,401
				717,398
Total Common Stocks (Cost $21,329,979)				25,041,362
	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.495%		23,063,000	23,063

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.501%	8/19/16	1,700	1,698
4 Federal Home Loan Bank Discount Notes	0.491%	9/16/16	2,600	2,597

United States Treasury Bill	0.386%	5/26/16	500	500
				4,795
Total Temporary Cash Investments (Cost $27,856)				27,858
Total Investments (100.0%) (Cost $21,357,835)				25,069,220
Other Assets and Liabilities-Net (0.0%)[3]				(6,019)
Net Assets (100%)				25,063,201

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,083,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $15,371,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,099,000 been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	25,041,362	—	—
Temporary Cash Investments	23,063	4,795	—
Futures Contracts—Liabilities[1]	(160)	—	—
Total	25,064,265	4,795	—
1 Represents variation margin on the last day of the reporting period.

Dividend Appreciation Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	240	24,709	48

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At April 30, 2016, the cost of investment securities for tax purposes was $21,357,835,000. Net unrealized appreciation of investment securities for tax purposes was $3,711,385,000, consisting of unrealized gains of $4,041,961,000 on securities that had risen in value since their purchase and $330,576,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: June 15, 2016
VANGUARD SPECIALIZED FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: June 15, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.